Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS STATE TAX-FREE INCOME SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2013